SUPPLEMENTARY CONSOLIDATED BALANCE SHEETS INFORMATION	12 Months Ended
Dec. 31, 2015
Supplementary Statement Of Balance Sheet Information [Abstract]
SUPPLEMENTARY CONSOLIDATED BALANCE SHEETS INFORMATION
NOTE 3   SUPPLEMENTARY CONSOLIDATED BALANCE SHEETS INFORMATION
	December 31,
	2015	2014
	U.S. dollars in thousands
a. Other current assets
Government institutions	1,822	1,026
Prepaid expenses	2,363	1,948
Deferred taxes	—	605
Other account receivables	4,612	5,277
Interest receivable	2,161	221
Restricted bank deposits	3,061	2,315
Other	798	743
	14,817	12,135
b. Property and equipment, net
Computers, electronic equipment and software	12,538	13,848
Vehicles	1,007	617
Office furniture and equipment	759	665
Leasehold improvements	4,071	3,839
Equipment	476	476
Prepayment of property	745	—
	19,596	19,445
Less – accumulated depreciation	8,565	10,658
	11,031	8,787

Depreciation expense totaled $3,312 thousand, $2,551 thousand and $1,716 thousand in the years ended December 31, 2015, 2014, and 2013, respectively.
During 2015, the Company recorded a reduction of  $5.3 million to the cost basis and accumulated depreciation of fully depreciated equipment no longer in use.
	December 31,
	2015	2014
	U.S. dollars in thousands
c. Account payable and accrued expenses
Account payable	17,461	12,016
Accrued expenses	7,132	5,854
	24,593	17,870
d. Other current Liabilities
Institutions	1,490	2,215
Advances from NRE arrangements	2,628	1,303
Advances from customers	1,712	1,180
Other	857	471
	6,687	5,169